Document and Entity Information	12 Months Ended
May 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2012
Registrant Name	MONEY MARKET OBLIGATIONS TRUST
Central Index Key	0000856517
Amendment Flag	false
Document Creation Date	May 24, 2012
Document Effective Date	May 25, 2012
Prospectus Date	May 31, 2012